Share based compensation - VRS 2021 Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized	$ 8,200,000	$ 34,500,000	$ 24,700,000
2021 VRSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days regarding cash payments to be received	5 days
Fair value, RSUs	$ 2.17
Total share-based payment expense recognized	9,800,000	$ 20,500,000
Cash Settled Restricted Stock Units 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs	1.61
Equity Settled Restricted Stock Units 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs	$ 4.93